UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2005

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Brian Warner
Address:              767 Third Avenue, 16th Floor
                      New York, NY  10017
                      (212)593-4538


Form 13F File Number: 28-6744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Brian Warner
Title:
Phone:                (212) 593-4583

Signature, Place, and Date of Signing:

  /s/ Brian Warner                   New York, NY                  11/14/2005
-------------------               ------------------             -----------
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     25

Form 13F Information Table Value Total:     41,300(thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

                                       FORM 13F INFORMATION TABLE
                              NAME OF REPORTING MANAGER: BRIAN WARNER

  COLUMN 1                     COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6     COLUMN 7      COLUMN 8
--------------------------------------------------------------------------------------------------------------------------------

  NAME OF                     TITLE OF        CUSIP      VALUE       AMOUNT AND TYPE     INVESTMENT    OTHER         VOTING
  ISSUER                       CLASS          NUMBER    (x$1,000)      OF SECURITY       DISCRETION   MANAGERS      AUTHORITY
  -------                     -------         ------    --------     ---------------     ----------   --------     -----------

                                                                    SHRS OR
                                                                    PRN       SH/ PUT/
                                                                    AMT       PRN CALL                       Sole    Shared  None
                                                                    ------    --------                      ------   ------  -----
AMERITRANS CAP CORP             COM             03073H108      22       4,000 SH          SOLE                 4,000
ALERIS INTL INC                 COM             014477103   1,922      70,000 SH          SOLE                70,000
AT&T CORP                       COM NEW         001957505   1,024      51,696 SH          SOLE                51,696
COMCAST CORP NEW                CL A            20030N101   2,457      83,618 SH          SOLE                83,618
COMPUTER HORIZONS CORP          COM             205908106     110      25,000 SH          SOLE                25,000
DISCOVERY HOLDING CO            CL A COM        25468Y107   1,429      99,012 SH          SOLE                99,012
DYNEGY INC NEW                  CL A            26816Q101     236      50,000 SH          SOLE                50,000
ENTERGY CORP NEW                COM             29364G103     372       5,000 SH          SOLE                 5,000
FRANKLIN ELECTR PUBLISHERS I    COM             353515109     180      40,000 SH          SOLE                40,000
GAYLORD ENTMT CO NEW            COM             367905106   7,290     153,000 SH          SOLE               153,000
HIGHLAND HOSPITALITY CORP       COM             430141101     810      78,900 SH          SOLE                78,900
JAMES RIVER COAL CO             COM NEW         470355207     444       8,800 SH          SOLE                 8,800
KERZNER INTERNATIONAL LTD       SHS             P6065Y107   3,520      63,360 SH          SOLE                63,360
LIBERTY GLOBAL INC              COM SER A       530555101     793      29,262 SH          SOLE                29,262
LIBERTY MEDIA CORP NEW          COM SER A       530718105   7,246     900,123 SH          SOLE               900,123
MAGNA ENTMT CORP                CL A            559211107   5,313     797,700 SH          SOLE               797,700
MAYTAG CORP                     COM             578592107     730      40,000 SH          SOLE                40,000
MEDIALINK WORLDWIDE INC         COM             58445P105     931     289,900 SH          SOLE               289,900
MI DEVS INC                     CL A SUB VTG    55304X104   3,443     102,000 SH          SOLE               102,000
MTR GAMING GROUP INC            COM             553769100      80      10,000 SH          SOLE                10,000
NORTH PITTSBURGH SYS INC        COM             661562108   1,667      81,670 SH          SOLE                81,670
SANDS REGENT                    COM             800091100     143      15,250 SH          SOLE                15,250
VECTREN CORP                    COM             92240G101     284      10,000 SH          SOLE                10,000
WHITING PETE CORP NEW           COM             966387102     658      15,000 SH          SOLE                15,000
XCEL ENERGY INC                 COM             98389B100     196      10,000 SH          SOLE                10,000

